Financial assets at fair value through other comprehensive income (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Dividend income	¥ 4.3	¥ 4.3